Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Morgan Stanley & Co. LLC

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

Drexel Hamilton, LLC

Academy Securities, Inc.

(collectively, the “Specified Parties”)

Re:	BX Trust 2021-ARIA (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2021-ARIA (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 1 October 2021. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 October 2021

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain componentized promissory notes evidencing a floating rate interest-only commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, a first priority deed of trust on the borrowers’ leased fee interest in The Aria Resort & Casino, a full service resort and casino, and The Vdara Hotel & Spa (excluding certain “condominium-hotel” units), a full service hotel and spa, each located in Las Vegas, Nevada (collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of 9 October 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Maturity Date and
c.	Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions) and
ii.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Mortgage Loan Term (Excluding Extensions),

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:

i.       Original Mortgage Loan Amortization Term and

ii.       Remaining Mortgage Loan Amortization Term,

b.	Use the “Original Mortgage Loan Term (Excluding Extensions),” as shown on the Final Data File, for the “Mortgage Loan IO Period” of the Mortgage Loan and
c.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Margin,
b.	LIBOR Floor,
c.	LIBOR Rounding Methodology and
d.	LIBOR Cap,

as shown on the Final Data File, and a LIBOR assumption of 0.08600% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate (At Assumed LIBOR) and
ii.	Mortgage Loan Interest Rate (At LIBOR CAP)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

9.	Using the:
a.	Original Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate (At Assumed LIBOR),
c.	Mortgage Loan Interest Rate (At LIBOR CAP) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mortgage Loan Debt Service,
ii.	Monthly Mortgage Loan Debt Service and
iii.	Annual Mortgage Loan Debt Service @ Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Loan Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service @ Cap” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.       The “Original Mortgage Loan Balance,” as shown on the Final Data File,

b.	The “Mortgage Loan Interest Rate (At LIBOR CAP),” as shown on the Final Data File, and

c.       365/360.

Attachment A Page 5 of 6

10.	Using the:
a.	TTM NOI,
b.	TTM NCF,
c.	Underwritten NOI,
d.	Underwritten NCF,
e.	Annual Mortgage Loan Debt Service,
f.	Annual Mortgage Loan Debt Service @ Cap,
g.	Cut-off Date Mortgage Loan Balance,
h.	Mortgage Loan Maturity Balance,
i.	Master Lease Rent,
j.	Leased Fee Appraised Value,
k.	Fee Simple Appraised Value and
l.	Total Rooms,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR,
ii.	Mortgage Loan TTM NCF DSCR,
iii.	Mortgage Loan TTM NOI DSCR @ Cap,
iv.	Mortgage Loan TTM NCF DSCR @ Cap,
v.	Mortgage Loan Underwritten NOI DSCR,
vi.	Mortgage Loan Underwritten NCF DSCR,
vii.	Mortgage Loan Underwritten NOI DSCR @ Cap,
viii.	Mortgage Loan Underwritten NCF DSCR @ Cap,
ix.	Mortgage Loan PropCo NCF DSCR,
x.	Cut-off Date Mortgage Loan LTV,
xi.	Maturity Date Mortgage Loan LTV,
xii.	Cut-off Date Mortgage Loan PropCo LTV,
xiii.	Mortgage Loan PropCo NOI DY,
xiv.	Mortgage Loan TTM NOI DY,
xv.	Mortgage Loan TTM NCF DY,
xvi.	Mortgage Loan Underwritten NOI DY,
xvii.	Mortgage Loan Underwritten NCF DY and
xviii.	Cut-off Date Mortgage Loan Balance Per Room

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through ix. above to two decimal places,
b.	Round the characteristics listed in x. through xvii. above to the nearest 1/10th of one percent,
c.	Recalculate the characteristics listed in x. and xi. above using the “Fee Simple Appraised Value” characteristic and
d.	Recalculate the characteristic listed in xii. above using the “Leased Fee Appraised Value” characteristic.

Attachment A Page 6 of 6

11.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate,

as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Admin. Fee and
b.	Mortgage Loan Margin,

as shown on the Final Data File, we recalculated the “Net Mortgage Interest Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	28 September 2021

Mortgage Loan Promissory Notes	28 September 2021

Cash Management Agreement	28 September 2021

Mortgage Interest Rate Cap Confirmation	27 September 2021

Bloomberg Screenshots for LIBOR Cap Provider Rating	Not Dated

Guaranty Agreement	28 September 2021

Settlement Statement	28 September 2021

Environmental Indemnity Agreement	28 September 2021

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	23 September 2021

Engineering Reports	2 September 2021

Phase I Environmental Reports	23 June 2021

Underwriter’s Summary Report	Not Dated

Master Lease (see Note 1)	17 September 2021

Pro Forma Title Policies	Not Dated

Management Agreements	Various

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Tenant Lease Agreements	Various

Insurance Review Document	24 September 2021

CoStar Reports	Various

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Opened	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report or Engineering Report
Total Rooms	Underwriter’s Summary Report
Master Lessee	Master Lease
Master Lease Rent	Master Lease

Third Party Information:

Characteristic	Source Document(s)

Date of Leased Fee Appraisal (Valuation Date)	Appraisal Report
Leased Fee Appraised Value	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Fee Simple Appraised Value	Appraisal Report
Date of Fee Simple Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Phase I Environmental Report
Engineering Report Date	Engineering Report

Exhibit 2 to Attachment A

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

2015 Available Room Nights	Underwriter’s Summary Report
2016 Available Room Nights	Underwriter’s Summary Report
2017 Available Room Nights	Underwriter’s Summary Report
2018 Available Room Nights	Underwriter’s Summary Report
2019 Available Room Nights	Underwriter’s Summary Report
2020 Available Room Nights	Underwriter’s Summary Report
TTM Available Room Nights	Underwriter’s Summary Report
2015 Occupied Room Nights	Underwriter’s Summary Report
2016 Occupied Room Nights	Underwriter’s Summary Report
2017 Occupied Room Nights	Underwriter’s Summary Report
2018 Occupied Room Nights	Underwriter’s Summary Report
2019 Occupied Room Nights	Underwriter’s Summary Report
2020 Occupied Room Nights	Underwriter’s Summary Report
TTM Occupied Room Nights	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
2017 Occupancy	Underwriter’s Summary Report
2018 Occupancy	Underwriter’s Summary Report
2019 Occupancy	Underwriter’s Summary Report
2020 Occupancy	Underwriter’s Summary Report
TTM Occupancy	Underwriter’s Summary Report
2015 Average Daily Room Rate	Underwriter’s Summary Report
2016 Average Daily Room Rate	Underwriter’s Summary Report
2017 Average Daily Room Rate	Underwriter’s Summary Report
2018 Average Daily Room Rate	Underwriter’s Summary Report
2019 Average Daily Room Rate	Underwriter’s Summary Report
2020 Average Daily Room Rate	Underwriter’s Summary Report
TTM Average Daily Room Rate	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report
2016 RevPAR	Underwriter’s Summary Report
2017 RevPAR	Underwriter’s Summary Report
2018 RevPAR	Underwriter’s Summary Report
2019 RevPAR	Underwriter’s Summary Report
2020 RevPAR	Underwriter’s Summary Report
TTM RevPAR	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2015 Room Revenue	Underwriter’s Summary Report
2016 Room Revenue	Underwriter’s Summary Report
2017 Room Revenue	Underwriter’s Summary Report
2018 Room Revenue	Underwriter’s Summary Report
2019 Room Revenue	Underwriter’s Summary Report
2020 Room Revenue	Underwriter’s Summary Report
TTM Room Revenue	Underwriter’s Summary Report
2015 Total Revenue	Underwriter’s Summary Report
2016 Total Revenue	Underwriter’s Summary Report
2017 Total Revenue	Underwriter’s Summary Report
2018 Total Revenue	Underwriter’s Summary Report
2019 Total Revenue	Underwriter’s Summary Report
2020 Total Revenue	Underwriter’s Summary Report
TTM Total Revenue	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
2016 Total Expenses	Underwriter’s Summary Report
2017 Total Expenses	Underwriter’s Summary Report
2018 Total Expenses	Underwriter’s Summary Report
2019 Total Expenses	Underwriter’s Summary Report
2020 Total Expenses	Underwriter’s Summary Report
TTM Total Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
2020 NOI	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
2015 CapEx	Underwriter’s Summary Report
2016 CapEx	Underwriter’s Summary Report
2017 CapEx	Underwriter’s Summary Report
2018 CapEx	Underwriter’s Summary Report
2019 CapEx	Underwriter’s Summary Report
2020 CapEx	Underwriter’s Summary Report
TTM CapEx	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
2018 NCF	Underwriter’s Summary Report
2019 NCF	Underwriter’s Summary Report
2020 NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

TTM NCF	Underwriter’s Summary Report
Underwritten Available Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate	Underwriter’s Summary Report
Underwritten RevPAR	Underwriter’s Summary Report
Underwritten Room Revenue	Underwriter’s Summary Report
Underwritten Total Revenue	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten CapEx	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves	Mortgage Loan Agreement
Upfront Other Escrow	Mortgage Loan Agreement
Monthly Other Escrow	Mortgage Loan Agreement
Terms/Description of Springing Other Reserves	Mortgage Loan Agreement
Upfront OpEx Escrow	Master Lease
Monthly OpEx Escrow	Master Lease
Terms/Description of Springing OpEx Reserves	Master Lease

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Original Mortgage Loan Balance	Mortgage Loan Agreement
Note Date	Mortgage Loan Agreement
Payment Day of Month (and Business Day Convention)	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Extended Maturity Date	Mortgage Loan Agreement
Extension Options	Mortgage Loan Agreement
Extension Description	Mortgage Loan Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement
Extension Spread Increase Description	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Mortgage Loan Margin	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 3)	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement
LIBOR Rounding Methodology	Mortgage Loan Agreement
LIBOR Lookback Days	Mortgage Loan Agreement
LIBOR Floor	Mortgage Loan Agreement
LIBOR Cap	Mortgage Interest Rate Cap Confirmation
LIBOR Cap after Extension	Mortgage Loan Agreement
LIBOR Cap Expiration Date	Mortgage Interest Rate Cap Confirmation
LIBOR Cap Provider	Mortgage Interest Rate Cap Confirmation
LIBOR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshots for LIBOR Cap Provider Rating

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment String	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
Substitution Provision Description	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox In-Place (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 4)	Mortgage Loan Agreement
Cash Management (see Note 5)	Mortgage Loan Agreement
Terms/Description of Springing Lockbox (If applicable)	Mortgage Loan Agreement
Terms/Description of Cash Sweep (If applicable)	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Ground Lease? (Y/N)	Pro Forma Title Policy
Additional Debt Permitted	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

3.	For the purpose of comparing the “Balloon Grace Period Event of Late Fee” characteristic, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document(s), as the applicable Source Document(s) did not specify a grace period for the payment due on the “Maturity Date” or another maturity date during any extension period.

Exhibit 2 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Document(s) require the borrower(s) or manager to direct the tenants, credit card companies or credit card clearing banks to pay rents and/or receipts directly to a lockbox account controlled by the lender(s).

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox is forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox is forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Seismic Report Date
Seismic PML%
Phase II Date
Sponsor
Ownership Interest
Ground Lease Expiration Date
Ground Lease Extension Terms
Annual Ground Lease Payment
Ground Lease Escalation Terms
Primary Servicing Fee Rate
Master Servicing Fee Rate
Trustee & Paying Agent Fee
Operating Advisor
CREFC Fee

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.